40 Assets held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Assets Held For Sale And Discontinued Operations Tables Abstract
Schedule of assets held for sale and discontinued operations

In compliance with the accounting standard, balances are measured at book values, since they are less than fair values fewer selling expenses.

Assets classified as held for sale
Cash and cash equivalents	277,119
Trade accounts receivable	60,543
Inventories	6,741
Current recoverable taxes and Deferred taxes	124,262
Escrow accounts	16,086
Property, plant and equipment	716,924
Intangible assets	10,587
Right-of-use asset	11,247
Other receivables	7,037
1,230,546
Liabilities associated with assets classified as held for sale
Accounts payable to suppliers	16,916
Taxes due	35,426
Debentures	657,590
Lease liability	11,740
Provisions for legal claims	33,147
Other accounts payable	1,586
756,405

Schedule of statements of income from discontinued operations

The amounts from discontinued operations are presented in the following tables:

Statements of Income from discontinued operations	12.31.2020	12.31.2019	12.31.2018
Net Operating Revenue	355,843	375,028	384,316
Operating Costs	(100,684)	(296,028)	(128,780)
Gross Profit	255,159	79,000	255,536

Selling expenses	(31,244)	(31,286)	(43,295)
General and administrative expenses	(21,333)	(23,010)	(16,691)
Other operational income (expenses)	(50,518)	(136,310)	(52,686)
	(103,095)	(190,606)	(112,672)

Profit (Loss) before financial results and taxes	152,064	(111,606)	142,864
Financial results	(33,378)	(33,122)	(24,905)
Operating Profit (Loss)	118,686	(144,728)	117,959
Income tax and social contribution	(43,108)	36,335	(40,826)
Net income (Loss)	75,578	(108,393)	77,133

Schedule of statements of cash flows from discontinued operations
Statements of Cash Flows from discontinued operations	12.31.2020	12.31.2019	12.31.2018
Net income	75,578	(108,393)	77,133
Adjustments to reconcile net income	282,914	419,093	209,218
Changes in assets and liabilities	(16,958)	(38,821)	(11,478)
Taxes and charges paid	(73,050)	(51,464)	(83,488)
Cash flows from operational activities	268,484	220,415	191,385
Additions to property, plant and equipment and intangible assets	(73,573)	(175,569)	(280,542)
Cash flows from investment activities	(73,573)	(175,569)	(280,542)
Issue of Debentures	-	210,000	-
Payment of loans and financing and lease	(20,038)	(9,260)	(5,804)
Cash flows from financing activities	(20,038)	200,740	(5,804)
Changes in cash and cash equivalents	174,873	245,586	(94,961)